QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Steel mill flat-rolled products	$ 63,889,524	$ 56,123,028	$ 76,783,963	$ 68,689,567	$ 265,486,082	$ 341,778,295	$ 253,866,337
Cost of revenue	(57,037,147)	(47,331,341)	(56,975,825)	(47,196,745)	(208,541,058)	(240,199,678)	(177,869,648)
Gross Profit	6,852,377	8,791,687	19,808,138	21,492,822	56,945,024	101,578,617	75,996,689
Operating expenses:
General and administrative expenses	(5,738,929)	(2,548,672)	(2,511,170)	(2,369,361)	(13,168,132)	(10,707,418)	(7,795,722)
Selling and marketing expenses	(457,768)	(374,818)	(506,711)	(107,086)	(1,446,383)	(1,634,232)	(1,251,091)
Warrant compensation expenses						(5,700,000)
Total operating expenses	(6,196,697)	(2,923,490)	(3,017,881)	(2,476,447)	(14,614,515)	(18,041,650)	(9,046,813)
Operating income	655,680	5,868,197	16,790,257	19,016,375	42,330,509	83,536,967	66,949,876
Other income and (expense):
Interest income	1,092,002	1,233,910	624,578	626,251	3,576,741	1,913,091	1,087,178
Interest expenses	(2,063,684)	(3,105,412)	(2,028,459)	(1,030,917)	(8,228,472)	(6,470,126)	(5,286,727)
Sundry income	146,525	21,310	24,911	158,737	351,483	602,247	270,240
Income before income taxes	(169,477)	4,018,005	15,411,287	18,770,446	38,030,261	79,582,179	63,020,567
Income tax expense	(364,906)	(1,636,419)	(5,136,010)	(4,759,838)	(11,897,173)	(21,961,627)	(15,937,143)
Net income	$ (534,383)	$ 2,381,586	$ 10,275,277	$ 14,010,608	$ 26,133,088	$ 57,620,552	$ 47,083,424
Net income per share
-Basic	$ (0.01)	$ 0.04	$ 0.18	$ 0.24	$ 0.45	$ 1.02	$ 1.07
-Diluted	$ (0.01)	$ 0.04	$ 0.18	$ 0.24	$ 0.45	$ 1.02	$ 1.01
Weighted average common shares outstanding
- Basic	59,769,786	57,935,604	58,203,179	58,251,680	58,543,076	56,297,652	43,891,670
- Diluted	59,769,786	57,935,604	58,203,179	58,251,680	58,543,076	56,297,652	46,655,721